Consolidated Statements of Income - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Income
Net operating revenue	R$ 55,845,048,000	R$ 52,100,151,000	R$ 48,041,162,000
Cost of sales	(31,352,158,000)	(29,415,400,000)	(27,431,680,000)
Gross profit	24,492,890,000	22,684,751,000	20,609,482,000
Operating (Expenses) income	(15,819,378,000)	(14,766,926,000)	(14,011,571,000)
Selling expenses	(12,953,799,000)	(12,439,240,000)	(11,839,126,000)
General and administrative expenses	(3,205,014,000)	(2,957,296,000)	(2,737,600,000)
Other operating income (expense)	(343,786,000)	(640,320,000)	(588,897,000)
Equity	4,351,000	10,710,000	23,742,000
Profit (loss) from operating activities	8,673,512,000	7,917,825,000	6,597,911,000
Financial income (expenses), net	(1,909,703,000)	(2,343,909,000)	(1,766,320,000)
Income before taxes	6,763,809,000	5,573,916,000	4,831,591,000
Income and social contribution taxes	(1,206,477,000)	(533,939,000)	(773,689,000)
Net income for the year	5,557,332,000	5,039,977,000	4,057,902,000
Attributable to:
Controlling shareholders	5,547,948,000	5,029,389,000	4,085,013,000
Non-controlling shareholders	R$ 9,384,000	R$ 10,588,000	R$ (27,111,000)
Basic and diluted earnings per common share (in R$)	R$ 3.38	R$ 3.03	R$ 2.44